Non-Controlling Interest	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
Non-Controlling Interest	NON-CONTROLLING INTEREST
The non-controlling interest included in the equity and the income from the Bank’s subsidiaries is summarised as follows:

				Other comprehensive income
As of December 31, 2024	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries
Santander Corredora de Seguros Limitada	0.25	51	5	-	-	-	5
Santander Corredores de Bolsa Limitada	49.00	29,595	2,036	3	(1)	2	2,038
Santander Asesorías Financieras Limitada	0.97	117	82	-	-	-	82
Santander S.A. Sociedad Securitizadora	0.36	1	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.90	-	(975)	-	-	-	(975)
Santander Consumer Chile S.A.	49.00	62,353	4,932	-	-	-	4,932
Subtotal		92,117	6,080	3	(1)	2	6,082

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	8,986	468	-	-	-	468
Bansa Santander S.A.	100.00	-	727	-	-	-	727
Multiplica Spa	100.00	2,026	(503)				(503)
PagoNXT Trade Chile SpA	100.00	1,265	114	-	-	-	114
Subtotal		12,277	806	-	-	-	806

Total		104,394	6,886	3	(1)	2	6,888

				Other comprehensive income
As of December 31, 2023	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries
Santander Corredora de Seguros Limitada	0.25	45	21	-	-	-	21
Santander Corredores de Bolsa Limitada	49.00	27,557	2,050	1,109	(299)	810	2,860
Santander Asesorías Financieras Limitada	0.97	35	31	-	-	-	31
Santander S.A. Sociedad Securitizadora	0.36	2	(1)	-	-	-	(1)
Klare Corredora de Seguros S.A.	49.90	(858)	(1,213)	-	-	-	(1,213)
Santander Consumer Chile S.A.	49.00	57,420	8,148	-	-	-	8,148
Subtotal		84,201	9,036	1,109	(299)	810	9,846

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	8,518	1,530	-	-	-	1,530
Bansa Santander S.A.	100.00	28,336	4,087	-	-	-	4,087
Multiplica Spa	100.00	2,529	(682)	-	-	-	(682)
PagoNXT Trade Chile SpA	100.00	1,151	439				439
Subtotal		40,534	5,374	-	-	-	5,374

Total		124,735	14,410	1,109	(299)	810	15,220
NOTE 22 - NON-CONTROLLING INTEREST, continued

				Other comprehensive income
As of December 31, 2022	Non-controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries
Santander Corredora de Seguros Limitada	0.25	201	21	-	-	-	21
Santander Corredores de Bolsa Limitada	49.41	24,725	1,762	(32)	9	(23)	1,739
Santander Asesorías Financieras Limitada	0.97	561	47	-	-	-	47
Santander S.A. Sociedad Securitizadora	0.36	3	(1)	-	-	-	(1)
Klare Corredora de Seguros S.A.	49.90	356	(1,277)	-	-	-	(1,277)
Santander Consumer Chile S.A.	49.00	49,269	10,193	-	-	-	10,193
Subtotal		75,115	10,745	(32)	9	(23)	10,722

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	6,988	2,168	-	-	-	2,168
Bansa Santander S.A.	100.00	24,250	3,239	-	-	-	3,239
Multiplica Spa	100.00	3,211	(946)	-	-	-	(946)
Subtotal		34,449	4,461	-	-	-	4,461

Total		109,564	15,206	(32)	9	(23)	15,183
The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2024				2023				2022
	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	32,876	12,878	17,861	2,137	31,758	13,895	9,576	8,287	92,541	13,093	71,121	8,327
Santander Corredores de Bolsa Limitada	92,155	31,758	56,243	4,154	99,325	43,087	52,054	4,184	321,411	270,952	46,863	3,596
Santander Asesorias Financieras Limitada	15,295	3,205	3,582	8,508	5,023	1,442	354	3,227	60,640	2,725	53,082	4,833
Santander S.A. Sociedad Securitizadora	722	326	534	(138)	879	345	709	(175)	1,107	398	857	(148)
Klare Corredora de Seguros S.A.	—	—	1,955	(1,955)	1,891	3,610	713	(2,432)	2,153	1,440	3,272	(2,559)
Santander Consumer Chile S.A.	1,049,387	922,136	117,183	10,068	923,790	806,607	100,555	16,628	884,701	784,146	79,755	20,800
Santander Gestión de Recaudación y Cobranzas Ltda.	11,429	2,443	8,518	468	11,273	2,755	6,988	1,530	8,037	1,049	4,820	2,168
Bansa Santander S.A.	—	—	(727)	727	292,937	264,601	24,249	4,087	213,661	189,411	21,011	3,239
Multiplica Spa	2,883	857	2,529	(503)	3,518	989	3,211	(682)	4,337	1,126	4,157	(946)
PagoNXT Trade Chile SpA	2,382	1,117	1,151	114	2,290	1,139	712	439	-	-	-	-
Total	1,207,129	974,720	208,829	23,580	1,372,684	1,138,470	199,121	35,093	1,588,588	1,264,340	284,938	39,310